Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Significant Components of Other Current Liabilities

Significant components of other current liabilities as of December 31, 2015 and 2014 are summarized as follows:

(in thousands)	2015	2014
Deferred revenues	$39,863	41,773
Accrued expenses	26,017	23,617
Dividends payable	19,367	19,006
Other	81,332	70,409

Total	$166,579	154,805